Accounts Receivable	12 Months Ended
Aug. 31, 2021
Trade and other current receivables [abstract]
Accounts Receivable
3.	ACCOUNTS RECEIVABLE

	2021 $	2020 $
Subscriber and trade receivables	362	326
Due from related parties (note 29)	–	1
Miscellaneous receivables	17	15

	379	342
Less allowance for doubtful accounts (note 30)	(78)	(74)

	301	268

Included in operating, general and administrative expenses is a provision for
doubtful accounts of $
25
(2020 – $60).